Distribution Date:	06/16/23	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
Determination Date:	06/12/23
Next Distribution Date:	07/17/23
Record Date:	05/31/23	Commercial Mortgage Pass-Through Certificates
Series 2012-C6

April 2023 - Servicer Revision
The distribution date statement has been revised to reflect an updated appraisal reduction amount on Loan 1238584

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, Inc.
Bond / Collateral Reconciliation - Balances	8		Bonita Erbstein	(305) 695-5691	berbstein@lnrpartners.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14	Trust Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	15		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	16		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	U.S. Bank National Association
Specially Serviced Loan Detail - Part 2	21		General Contact	(312) 332-7457
Modified Loan Detail	22		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61761DAA0	0.664000%	67,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61761DAB8	1.868000%	236,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61761DAC6	2.506000%	72,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61761DAD4	2.858000%	411,447,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
AS	61761DAE2	3.476000%	98,306,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.25%
B	61761DAF9	3.930000%	50,557,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	16.75%
C	61761DAH5	4.536000%	43,536,000.00	42,566,154.17	23,970.83	160,900.06	0.00	0.00	184,870.89	42,542,183.34	76.62%	12.88%
D	61761DAQ5	4.672877%	21,065,000.00	21,065,000.00	0.00	82,028.46	0.00	0.00	82,028.46	21,065,000.00	65.04%	11.00%
E	61761DAS1	4.672877%	40,727,000.00	40,727,000.00	0.00	158,593.55	0.00	0.00	158,593.55	40,727,000.00	42.65%	7.38%
F	61761DAU6	4.672877%	9,831,000.00	9,831,000.00	0.00	38,282.55	0.00	0.00	38,282.55	9,831,000.00	37.25%	6.50%
G	61761DAW2	4.500000%	19,661,000.00	19,661,000.00	0.00	12,629.50	0.00	0.00	12,629.50	19,661,000.00	26.44%	4.75%
H	61761DAY8	4.500000%	12,639,000.00	12,639,000.00	0.00	0.00	0.00	0.00	0.00	12,639,000.00	19.49%	3.63%
J	61761DBA9	4.500000%	40,727,393.00	35,463,452.64	0.00	0.00	0.00	0.00	0.00	35,463,452.64	0.00%	0.00%
R	61761DBC5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,123,496,394.00	181,952,606.81	23,970.83	452,434.12	0.00	0.00	476,404.95	181,928,635.98

X-A	61761DAJ1	4.672877%	884,753,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	61761DAL6	0.136877%	94,093,000.00	42,566,154.17	0.00	4,855.28	0.00	0.00	4,855.28	42,542,183.34
X-C	61761DAN2	0.084045%	144,650,393.00	139,386,452.64	0.00	9,762.29	0.00	0.00	9,762.29	139,386,452.64
Notional SubTotal			1,123,496,393.00	181,952,606.81	0.00	14,617.57	0.00	0.00	14,617.57	181,928,635.98

Deal Distribution Total					23,970.83	467,051.69	0.00	0.00	491,022.52

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PST. For details on the current status and

	payments of Class PST, see page 5.

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				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61761DAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61761DAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61761DAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61761DAD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
AS	61761DAE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	61761DAF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	61761DAH5	977.72312959	0.55059790	3.69579337	0.00000000	0.00000000	0.00000000	0.00000000	4.24639126	977.17253170
D	61761DAQ5	1,000.00000000	0.00000000	3.89406409	0.00000000	0.00000000	0.00000000	0.00000000	3.89406409	1,000.00000000
E	61761DAS1	1,000.00000000	0.00000000	3.89406413	0.00000000	0.00000000	0.00000000	0.00000000	3.89406413	1,000.00000000
F	61761DAU6	1,000.00000000	0.00000000	3.89406469	0.00000000	0.00000000	0.00000000	0.00000000	3.89406469	1,000.00000000
G	61761DAW2	1,000.00000000	0.00000000	0.64236305	3.10763695	4.85560144	0.00000000	0.00000000	0.64236305	1,000.00000000
H	61761DAY8	1,000.00000000	0.00000000	0.00000000	3.75000000	11.22652267	0.00000000	0.00000000	0.00000000	1,000.00000000
J	61761DBA9	870.75184606	0.00000000	0.00000000	3.26531949	75.53477778	0.00000000	0.00000000	0.00000000	870.75184606
R	61761DBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61761DAJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	61761DAL6	452.38385608	0.00000000	0.05160086	0.00000000	0.00000000	0.00000000	0.00000000	0.05160086	452.12909930
X-C	61761DAN2	963.60922186	0.00000000	0.06748886	0.00000000	0.00000000	0.00000000	0.00000000	0.06748886	963.60922186

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AS	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	05/01/23 - 05/30/23	30	0.00	4,855.28	0.00	4,855.28	0.00	0.00	0.00	4,855.28	0.00
X-C	05/01/23 - 05/30/23	30	0.00	9,762.29	0.00	9,762.29	0.00	0.00	0.00	9,762.29	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	05/01/23 - 05/30/23	30	0.00	160,900.06	0.00	160,900.06	0.00	0.00	0.00	160,900.06	0.00
D	05/01/23 - 05/30/23	30	0.00	82,028.46	0.00	82,028.46	0.00	0.00	0.00	82,028.46	0.00
E	05/01/23 - 05/30/23	30	0.00	158,593.55	0.00	158,593.55	0.00	0.00	0.00	158,593.55	0.00
F	05/01/23 - 05/30/23	30	0.00	38,282.55	0.00	38,282.55	0.00	0.00	0.00	38,282.55	0.00
G	05/01/23 - 05/30/23	30	34,366.73	73,728.75	0.00	73,728.75	61,099.25	0.00	0.00	12,629.50	95,465.98
H	05/01/23 - 05/30/23	30	94,495.77	47,396.25	0.00	47,396.25	47,396.25	0.00	0.00	0.00	141,892.02
J	05/01/23 - 05/30/23	30	2,943,346.63	132,987.95	0.00	132,987.95	132,987.95	0.00	0.00	0.00	3,076,334.58
Totals			3,072,209.13	708,535.14	0.00	708,535.14	241,483.45	0.00	0.00	467,051.69	3,313,692.58

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61761DAE2	N/A	98,306,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AS (PST)	NA	N/A	98,306,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61761DAF9	N/A	50,557,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PST)	NA	N/A	50,557,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61761DAH5	4.536000%	43,536,000.00	42,566,154.17	23,970.83	160,900.06	0.00	0.00	184,870.89	42,542,183.34
C (PST)	NA	N/A	43,536,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			384,798,000.00	42,566,154.17	23,970.83	160,900.06	0.00	0.00	184,870.89	42,542,183.34

Exchangeable Certificate Details
PST	61761DAG7	N/A	192,399,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			192,399,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	491,022.52
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	712,775.47	Master Servicing Fee	2,574.11
Interest Reductions due to Nonrecoverability Determination	(203,125.41)	Certificate Administrator Fee	587.56
Interest Adjustments	0.00	Trustee Fee	70.51
Deferred Interest	0.00	Trust Advisor Fee	195.85
ARD Interest	0.00	Insurer Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	509,650.06
		Total Fees	3,428.02

Principal		Expenses/Reimbursements
Scheduled Principal	23,970.83	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	39,170.35
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	23,970.83	Total Expenses/Reimbursements	39,170.35

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	467,051.69
Excess Liquidation Proceeds	0.00	Principal Distribution	23,970.83
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	491,022.52
Total Funds Collected	533,620.89	Total Funds Distributed	533,620.89

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	181,952,606.81	181,952,606.81	Beginning Certificate Balance	181,952,606.81
(-) Scheduled Principal Collections	23,970.83	23,970.83	(-) Principal Distributions	23,970.83
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	181,928,635.98	181,928,635.98	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	183,793,147.09	183,793,147.09	Ending Certificate Balance	181,928,635.98
Ending Actual Collateral Balance	183,793,147.09	183,793,147.09

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	5,263,941.06	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	5,263,941.06	0.00	Net WAC Rate	4.67%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	2	19,016,944.87	10.45%	(8)	4.7622	2.454896	1.10 or less	2	37,911,691.11	20.84%	(9)	5.0331	(1.482866)
10,000,001 to 20,000,000	1	17,387,408.19	9.56%	(10)	5.4500	(0.070700)	1.11-1.30	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	1	20,524,282.92	11.28%	(9)	4.6800	(2.679200)	1.31-1.40	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41-1.50	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51-1.60	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61-1.70	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 or greater	1	125,000,000.00	68.71%	(9)	4.3700	2.024400	1.91-2.00	0	0.00	0.00%	0	0.0000	0.000000
Totals	5	181,928,635.98	100.00%	(9)	4.5492	1.338529	2.01-2.10	2	134,761,799.50	74.07%	(9)	4.3910	2.029507
							2.11-2.20	0	0.00	0.00%	0	0.0000	0.000000
							2.21 or greater	1	9,255,145.37	5.09%	(9)	4.8700	2.834600
							Totals	5	181,928,635.98	100.00%	(9)	4.5492	1.338529
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	2	19,016,944.87	10.45%	(8)	4.7622	2.454896
							Office	1	20,524,282.92	11.28%	(9)	4.6800	(2.679200)
Illinois	1	20,524,282.92	11.28%	(9)	4.6800	(2.679200)
							Retail	4	161,404,353.06	88.72%	(9)	4.5326	1.849426
New York	2	142,387,408.19	78.27%	(9)	4.5019	1.768560
							Totals	5	181,928,635.98	100.00%	(9)	4.5492	1.338529
Totals	5	181,928,635.98	100.00%	(9)	4.5492	1.338529

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.500% or less	1	125,000,000.00	68.71%	(9)	4.3700	2.024400	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	3	39,541,227.79	21.73%	(9)	4.7195	(0.210009)	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	1	17,387,408.19	9.56%	(10)	5.4500	(0.070700)	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	181,928,635.98	100.00%	(9)	4.5492	1.338529	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	5	181,928,635.98	100.00%	(9)	4.5492	1.338529
								Totals	5	181,928,635.98	100.00%	(9)	4.5492	1.338529
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	181,928,635.98	100.00%	(9)	4.5492	1.338529	Interest Only	1	125,000,000.00	68.71%	(9)	4.3700	2.024400
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	4	56,928,635.98	31.29%	(9)	4.9426	(0.167461)
	Totals	5	181,928,635.98	100.00%	(9)	4.5492	1.338529	301-350 months	0	0.00	0.00%	0	0.0000	0.000000
								350 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	5	181,928,635.98	100.00%	(9)	4.5492	1.338529
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	4	172,673,490.61	94.91%	(9)	4.5320	1.258340			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	9,255,145.37	5.09%	(9)	4.8700	2.834600
	Totals	5	181,928,635.98	100.00%	(9)	4.5492	1.338529
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	1238584	RT	New York	NY	Actual/360	4.370%	470,381.94	0.00	0.00	N/A	09/06/22	--	125,000,000.00	125,000,000.00	03/06/23
13	487100013	OF	Chicago	IL	Actual/360	4.680%	0.00	0.00	0.00	N/A	09/01/22	--	20,524,282.92	20,524,282.92	10/01/21
15	1238908	RT	New York	NY	Actual/360	5.450%	0.00	0.00	0.00	08/10/22	12/31/23	--	17,387,408.19	17,387,408.19	04/10/20
28	487100003	RT	Palmdale	CA	Actual/360	4.660%	39,268.12	23,970.83	0.00	N/A	10/01/22	--	9,785,770.33	9,761,799.50	01/01/23
31	1239035	RT	San Francisco	CA	Actual/360	4.870%	0.00	0.00	0.00	N/A	09/10/22	--	9,255,145.37	9,255,145.37	08/10/22
Totals							509,650.06	23,970.83	0.00				181,952,606.81	181,928,635.98

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,342,626.34	0.00	--	--	02/13/23	55,369,095.97	0.00	467,777.08	1,389,583.32	0.00	0.00
13	1,696,381.00	(1,003,259.00)	01/01/23	03/31/23	04/11/23	15,599,851.53	409,679.64	(427.70)	1,014,303.82	0.00	0.00
15	0.00	(16,388.00)	01/01/23	03/31/23	06/12/23	17,817,158.25	705,719.52	0.00	0.00	0.00	0.00
28	1,657,845.00	0.00	--	--	03/13/23	0.00	0.00	62,782.23	314,132.02	0.00	0.00
31	1,962,459.00	530,470.00	01/01/20	03/31/20	01/11/23	0.00	0.00	(192.87)	485,329.14	281,210.98	0.00
Totals	16,659,311.34	(489,177.00)				88,786,105.75	1,115,399.16	529,938.73	3,203,348.30	281,210.98	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/16/23	0	0.00	0	0.00	1	17,387,408.19	0	0.00	2	37,911,691.11	0	0.00	0	0.00	0	0.00	4.549188%	4.272128%	(9)
05/17/23	0	0.00	0	0.00	1	17,387,408.19	0	0.00	2	37,911,691.11	0	0.00	0	0.00	0	0.00	4.549203%	4.272139%	(8)
04/17/23	0	0.00	0	0.00	1	17,387,408.19	0	0.00	2	37,960,813.93	0	0.00	0	0.00	0	0.00	4.549253%	4.272186%	(7)
03/17/23	0	0.00	0	0.00	1	17,387,408.19	0	0.00	2	38,007,075.77	0	0.00	0	0.00	0	0.00	4.549339%	4.272269%	(6)
02/17/23	0	0.00	0	0.00	1	17,387,408.19	0	0.00	2	38,061,182.33	0	0.00	0	0.00	0	0.00	4.549440%	4.272366%	(5)
01/18/23	0	0.00	0	0.00	1	17,387,408.19	0	0.00	2	38,107,041.31	0	0.00	0	0.00	0	0.00	4.549525%	4.272449%	(4)
12/16/22	0	0.00	0	0.00	1	17,387,408.19	0	0.00	2	38,152,716.22	0	0.00	0	0.00	0	0.00	4.549610%	4.272530%	(3)
11/18/22	0	0.00	0	0.00	1	17,387,408.19	0	0.00	2	38,200,902.69	0	0.00	0	0.00	1	37,594,962.60	4.549700%	4.272617%	(2)
10/17/22	0	0.00	0	0.00	1	17,387,408.19	0	0.00	1	20,858,792.67	0	0.00	0	0.00	0	0.00	4.524129%	4.258621%	(1)
09/16/22	0	0.00	0	0.00	1	17,387,408.19	0	0.00	1	20,906,615.97	0	0.00	0	0.00	1	4,851,985.67	4.563270%	4.444253%	0
08/17/22	0	0.00	0	0.00	3	47,773,084.74	0	0.00	1	20,951,540.36	0	0.00	0	0.00	3	30,652,899.84	4.570108%	4.481873%	1
07/15/22	0	0.00	0	0.00	3	47,839,000.97	0	0.00	1	20,996,284.43	0	0.00	0	0.00	1	7,275,868.52	4.629310%	4.573426%	2
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	1238584	03/06/23	2	5	467,777.08	1,389,583.32	70,592.73	125,000,000.00	09/23/22	2
13	487100013	10/01/21	19	5	(427.70)	1,014,303.82	1,879,333.10	21,407,165.21	01/28/21	7			10/05/21
15	1238908	04/10/20	37	6	0.00	0.00	1,406,298.94	18,066,097.22	05/22/20	7			10/14/22
28	487100003	01/01/23	4	5	62,782.23	314,132.02	46,969.69	9,885,748.47	10/13/22	13
31	1239035	08/10/22	9	5	(192.87)	485,329.14	298,975.98	9,434,136.19	06/19/20	11
Totals					529,938.73	3,203,348.30	3,702,170.44	183,793,147.09
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		164,541,228	0	144,016,945		20,524,283
0 - 6 Months		17,387,408	0		0	17,387,408
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-23	181,928,636	0	0	125,000,000	19,016,945	37,911,691
May-23	181,952,607	0	0	125,000,000	19,040,916	37,911,691
Apr-23	182,026,870	0	0	125,000,000	19,066,056	37,960,814
Mar-23	182,118,826	0	0	0	144,111,750	38,007,076
Feb-23	182,226,014	0	0	0	144,164,832	38,061,182
Jan-23	182,317,164	0	0	0	144,210,122	38,107,041
Dec-22	182,407,945	0	0	0	144,255,228	38,152,716
Nov-22	182,503,596	0	0	0	144,302,693	38,200,903
Oct-22	220,331,689	0	0	0	199,472,896	20,858,793
Sep-22	231,892,016	21,299,873	0	0	189,685,527	20,906,616
Aug-22	350,575,097	207,513,019	0	0	122,110,538	20,951,540
Jul-22	419,698,912	371,859,911	0	0	26,842,717	20,996,284
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	1238584	125,000,000.00	125,000,000.00	79,000,000.00	12/14/22	11,342,626.34	2.04800	--	09/06/22	I/O
13	487100013	20,524,282.92	21,407,165.21	10,400,000.00	01/26/23	(4,068,772.61)	(2.58520)	03/31/23	09/01/22	231
15	1238908	17,387,408.19	18,066,097.22	7,500,000.00	05/09/23	(66,462.44)	(0.07070)	03/31/23	12/31/23	229
28	487100003	9,761,799.50	9,885,748.47	23,600,000.00	01/12/23	1,657,845.00	2.18460	03/31/23	10/01/22	231
31	1239035	9,255,145.37	9,434,136.19	21,000,000.00	11/18/22	2,133,538.68	2.90710	03/31/20	09/10/22	230
Totals		181,928,635.98	183,793,147.09	141,500,000.00		10,998,774.97

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	1238584	RT	NY	09/23/22	2

The loan transferred SS on 9/27/22 following the 9/6/22 maturity. The loan is secured by a four-story, 84K SF retail condo unit in NYC occupied by four tenants at origination. There are two floors below grade (formerly occupied by Best Buy), a ground floor level, and 2nd floor. Best Buy (54% NRA) vacated ahead of their 1/2023 lease expiration date. The remaining tenancy includes West Elm, JPMorgan Chase and It'Sugar. 2022 NOI was $11M, which is projected fall to ~$4.4M in

2023 without additional

lease up. JPMorgan Chase extended their lease for 10 years on a mark-to-market renewal effective January 2024. The mark-to-market impact is a further reduction of $2.2M in income annually. Lender has engaged

	counsel and the foreclosure was filed. Lender			will dual track foreclosure with workout discussions
13	487100013	OF	IL	01/28/21	7

REO Title Date: 10/5/21. Collateral (252,857 sf) is the leasehold interest of a 35-story, historical office tower located in downtown Chicago constructed in 1928 with a major renovation in 2010. The Property had a drop in occupancy from 97% in

2018 t o 57% currently. Crossed with or is a Companion Loan to: N/A. Deferred Maintenance/Repair Issues: Boiler replacement has been completed. Leasing Summary: Four renewals totaling 4,827 SF and one new lease for 1,154 SF have

	been completed. Marketing Su		mmary: Property is being marketed for sale in the June 7th 2023 auction.

15	1238908	RT	NY	05/22/20	7

REO Title Date: October 14, 2022. Description of Collateral: 6,664 single tenant retail property in Manhattan, NY. Subject was built in 1910 and was renovated in 2008. The improvements include 3,300 sf of grade level retail space, 3K sf of 2nd floor

showroom space, and 3K sf of basement space (not included in NRA). 2023 Budget has been approved. Deferred Maintenance/Repair Issues: $500k budgeted for CapEx in 2023, mostly to repair roof, replace fire alarm system, interior demo and new flooring.

Leasing Summary: vacant space is on the market for lease, no ongoing activity to report. Marketing Summary: Asset is currently on the market, will be included in the Ten-X June Gen II Auction on 6/7/23. JLL has been appointed as PM/leasing agent.
28	487100003	RT	CA	10/13/22	13

Loan transferred on 10/14/22 for Maturity Default as Borrower failed to pay off the Loan at the Maturity of 10/1/22. Collateral consists of a 99,929 SF grocery-anchored shopping center ("Property") located in Palmdale, CA. The Property was constructe d in 1986 and is situated on an 8.7-acre site. Notice of Default was sent on 10/17/22. Borrower has set up Cash Management and is in the process of redirecting rents from the tenant. Local counsel has been retained to file for

	foreclosure and/or rece	ivership, if necessary. Lender will dual track the foreclosure process while discussing workout alternatives with Borrower.

31	1239035	RT	CA	06/19/20	11

Loan transferred to the Special Servicer on 6/19/2020 for Delinquent Payments. This Loan is secured by an 8,149 sf, 3-story, single-tenant, retail building located in San Francisco, California. Borrower signed a new lease with Banana Republic to back fill the entire property. Tenant is expected to take occupancy 6/23. Borrower attempted to refinance/ sell the property but claims is unable until tenat takes occupancy and has requested a forbearance. Lender will continue to dual track legal remedie s while continuing discussion with Borrower on forbearance.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	487100005	0.00	4.40000%	0.00	4.40000%	8	06/29/20	05/01/20	06/29/20
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5	487100005 11/18/22	37,738,066.55	56,700,000.00	39,635,260.68	1,477,416.12	39,635,260.68	38,157,844.56	0.00	0.00	0.00	0.00	0.00%
16	1238909 10/17/16	17,256,823.56	26,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		54,994,890.11	83,300,000.00	39,635,260.68	1,477,416.12	39,635,260.68	38,157,844.56	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
5	487100005	11/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	1238909	10/25/16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	26,909.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	4,418.42	0.00	0.00	0.00	0.00	82,712.86	0.00	0.00	0.00	0.00
15	0.00	0.00	3,743.12	0.00	0.00	0.00	0.00	81,600.07	0.00	0.00	0.00	0.00
28	0.00	0.00	2,106.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	1,992.43	0.00	0.00	0.00	0.00	38,812.48	0.00	0.00	0.00	0.00
Total	0.00	0.00	39,170.35	0.00	0.00	0.00	0.00	203,125.41	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		242,295.76

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Supplemental Notes
None

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